Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum investment commitments
As of June 30, 2026, the Group had contractual investment commitments in connection with its equity investments in Hubei Qiguang (Note 25(vi)) and Fuyang Fund. The total investment commitment contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2026 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
Investment commitments	192,253	192,253	—	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2026 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
Capital commitments	3,868	3,868	—	—	—	—

Schedule of future minimum purchase commitments
As of June 30, 2026, the Group has future purchase commitment mainly related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2026 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
Purchase commitment	23,979	23,979	—	—	—	—